LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
Long-Term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]

NOTE 6 — LONG-TERM DEBT

Long-term debt is as follows:

	December 31, 2013	December 31, 2012
Note payable issued on October 26, 2009, net of a discount of $0 and $0 discount, with interest at 8% to March 31, 2012 when the remaining balance was payable and convertible into shares of common stock at $26.25 per share. The note was renegotiated in February 2013.	—	100,000
Note payable issued on June 12, 2010 with interest at 12% to March 31, 2012 when the remaining balance was payable, and is convertible into shares of common stock at $13.50 per share. The note was renegotiated in February 2013.	—	200,000
Note payable issued on December 23, 2010, with interest at 10%, matured December 23, 2012 and was convertible into shares of common stock at $6.30 per share. The note was renegotiated in February 2013.	—	16,800
Note payable issued on September 21, 2010 with interest at 12%, matured March 30, 2012 and was convertible into shares of common stock at $13.50 per share. The note was renegotiated in February 2013.	—	32,000
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures January 1, 2015 and is convertible into shares of common stock at $11.25 per share. The note was renegotiated in March 2013, and has been paid in full.	—	89,300
On November 6, 2012 the Company issued four convertible notes at 20% interest, each, net of an aggregate discount of $21,138, due on April 6, 2013. The four notes were converted into 13,889 shares at $7.50 per share.	—	122,774
Total	—	560,874
Less amount due within one year	—	471,574
Long-Term Debt	$—	$89,300
Cash payments for interest were $55,198 and $31,008 for 2013 and 2012, respectively.
The four renegotiated notes above, totaling $450,958 in principal and interest, will be paid for the next two (2) years as follows: $120,000 in 2014 and $120,000 in 2015. The remaining balance including attorney’s fees and interest is due on February 1, 2016. The debt is secured by 8,889 shares of common stock held in escrow. The escrow account releases  1/3 or 4,445 shares per year to the Company if there is no default. If a default occurs the entire amount of stock left in escrow at the time of default is released to the former note holders.